Employee benefits - Composition (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Presented as non-current liabilities:
Present value of obligations (see section (f) below)	$ 56.4	$ 54.1
Fair value of the plan assets (see section (f) below)	(27.3)	(27.1)
Recognized liability for defined benefit obligations	29.1	27.0
Termination benefit-liability for early retirement	3.1	4.7
Other long-term benefits	15.3	14.4
Total non-current	47.5	46.1
Presented as current liabilities:
Liability for annual leave	10.9	11.8
Current portion of liability for early retirement	1.7	2.3
Total current	12.6	14.1
Total employee benefits	$ 60.1	$ 60.2